Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions and Balances
Schedule of loan from a non-controlling shareholder
	December 31,	December 31,
	2014	2013

Loan - current	$2,595	$3,324

Schedule of transactions in the normal course of operations at the exchange amount with related parties
	For the year ended December 31,
	2014	2013	2012
Rent expenses payable to SinoBioway Biotech Group Co. Ltd. (“SinoBioway”).	$869	$847	$823